Related Party Balance and Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of amount due from related parties

	For the Years Ended March 31,
	2025	2024
Amount due from related parties:
Mr. Cong Zhao(1) (2)	$—	$31,578
Ms. Xing Xie(1)	5,512	—
Mr. Xili Huang(1)	5,898	5,928
	$11,410	$37,506
Amount due to related parties:
Ms. Yan Fu(3)	$43,289	$63,403

(1) All balances with the related parties as of March 31, 2025 and 2024 were unsecured, interest-free and had no fixed terms of repayments.

(2) The amounts due from Mr. Cong Zhao were advances made for a business project. Mr. Cong Zhao subsequently repaid $31,419 as of the date of the filing of this annual report with the SEC.

(3) The amounts due to Ms. Yan Fu primarily consisted of (1) the operating lease expenses paid on behalf of the Company by Ms. Yan Fu and (2) sales commissions owed her.